Change in Presentation Currency	3 Months Ended
Nov. 30, 2021
Change In Presentation Currency
Change in Presentation Currency

4.	Change in Presentation Currency

Effective September 1, 2020, the Company changed its presentation currency to US dollars from CAD dollars. The Company believes that the change in presentation currency will provide shareholders with a better reflection of the Company’s business activities and enhance the comparability of the Company’s financial information to peers. The change in presentation currency represents a voluntary change in accounting policy, which is accounted for retrospectively. The unaudited interim condensed consolidated financial statements for all periods presented have been translated into the new presentation currency in accordance with IAS 21 – The Effects of Changes in Foreign Exchange Rates.

The unaudited interim condensed consolidated financial statements of comprehensive loss and the unaudited interim condensed consolidated statements of cash flows have been translated into the presentation currency using the average exchange rates prevailing during each reporting period. In the unaudited interim condensed consolidated statements of financial position, all assets and liabilities have been translated using the period end exchange rates, and all resulting exchange differences have been recognized in accumulated deficit. Asset and liability amounts previously reported in Canadian dollars have been translated into US dollars as at November 30, 2020, using the period end exchange rates of 1.2977 CAD/USD, and shareholders’ equity balances have been translated using historical rates in effect on the date of the transactions.

The change in presentation currency resulted in the following impact on the November 30, 2020 unaudited interim condensed consolidated statement of financial position:

	As at November 30, 2020
	Reported at November 30, 2020 in CAD	Presentation currency change	Restated at November 30, 2020 in USD
Consolidated statement of financial position
Cash	2,673	(613)	2,060
Other current assets	2,263	(519)	1,744
Non-current assets	44,054	(10,106)	33,948
Total assets	48,990	(11,238)	37,752

Current liabilities	(13,933)	3,197	(10,736)
Long term debt	(3,535)	811	(2,724)
Total liabilities	(17,468)	4,008	(13,460)

Share capital	179,766	(43,608)	136,158
Reserves	4,482	(1,006)	3,476
Accumulated deficit and other comprehensive income	(151,680)	37,112	(114,568)
Non-controlling interests	(1,046)	272	(774)
Total shareholders’ equity	31,521	(7,230)	24,292

The change in presentation currency resulted in the following impact on the November 30, 2020 unaudited interim condensed consolidated statement of comprehensive loss:

	Reported at November 30, 2020 in CAD	Presentation currency change	Restated at November 30, 2020 in USD
General and administrative expense	(1,544)	371	(1,173)
Other income (expense)	(480)	18	(462)
Net loss and comprehensive loss	(2,024)	389	(1,635)
Earnings per share – basic and diluted	(0.01)	-	(0.01)

The change in presentation currency resulted in the following impact on the November 30, 2020 unaudited interim condensed consolidated statement of cash flows:

	Reported at November 30, 2020 in CAD	Presentation currency change	Restated at November 30, 2020 in USD
Cash used in operating activities	(2,276)	526	(1,750)
Cash used in investing activities	(1,617)	401	(1,216)
Cash provided by financing activities	1,272	(299)	973
Net decrease in cash	(2,621)	628	(1,993)
Cash beginning of period	5,294	(1,241)	4,053
Cash end of period	2,673	(613)	2,060